QUARTERLY REPORT

FORMIDABLE ETF

Schedule of InvestmentsJune 30, 2023 (unaudited)

		Shares	Fair Value
86.77%	COMMON STOCKS

8.45%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc.(A)	21,609	$1,821,639
	Tegna, Inc.	49,368	801,736
			2,623,375

3.14%	CONSUMER DISCRETIONARY
	PetMed Express, Inc.	46,974	647,772
	RCI Hospitality Holdings, Inc.	4,293	326,225
			973,997

8.23%	CONSUMER STAPLES
	Altria Group, Inc.	32,196	1,458,479
	British American Tobacco plc	33,062	1,097,658
			2,556,137

16.00%	ENERGY
	Alliance Resource Partners LP	25,075	463,637
	Baytex Energy Corp.(A)	137,949	449,714
	Delek US Holdings, Inc.	12,952	310,200
	Energy Transfer LP	77,699	986,777
	Kinross Gold Corp.	62,207	296,727
	Pioneer Natural Resources Co.	4,526	937,697
	Sitio Royalties Corp.	33,418	877,891
	The Williams Cos., Inc.	19,794	645,878
			4,968,521

9.30%	HEALTH CARE
	BioAtla, Inc.(A)	88,435	265,305
	CytomX Therapeutics, Inc.(A)	318,111	547,151
	Mereo BioPharma Group plc(A)	331,914	438,127
	Pfizer Inc.	16,125	591,465
	Royalty Pharma plc	34,191	1,051,031
			2,893,079

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

		Shares	Fair Value
13.77%	INDUSTRIAL
	Acacia Research Corp.(A)	511,001	$2,125,764
	Flux Power Holdings, Inc.	380,477	1,639,856
	Grupo Aeroportuario del Centro	1,845	512,338
			4,277,958

1.87%	INFORMATION TECHNOLOGY
	Silicon Motion Technology Corp.	8,073	$580,126

14.73%	MATERIALS
	Agnico Eagle Mines Ltd.	3,883	194,072
	Lithium Americas Corp.(A)	59,245	1,197,341
	Newmont Corp.	15,606	665,752
	Rio Tinto plc	8,505	542,959
	SilverCrest Metals, Inc.(A)	138,778	813,239
	Wheaton Precious Metals Corp.	26,846	1,160,284
			4,573,647

5.28%	REAL ESTATE
	American Tower Corp.	2,960	574,062
	Iron Mountain, Inc.	8,067	458,367
	Sun Communities, Inc.	4,651	606,770
			1,639,199

6.00%	UTILITIES
	Algonquin Power & Utilties Corp.	105,037	867,606
	Brookfield Infrastructure Partners LLP	27,290	996,085
			1,863,691

86.77%	TOTAL COMMON STOCKS		26,949,730

6.02%	TREASURY NOTES
	US Treasury Bond, 9/19/2023	1,892,000	1,870,903

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

0.09%	PURCHASED OPTIONS

	PUT OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	iShares iBOXX High Yield Corporate Bond ETF	2,250	$16,890,750	$73.00	7/20/23	$11,250
	iShares Russell 2000 ETF	200	3,745,400	176.00	7/20/23	7,000
	iShares Russell 2000 ETF	200	3,745,400	178.00	7/20/23	9,200

0.09%	TOTAL PURCHASED OPTIONS					27,450

92.88%	TOTAL INVESTMENTS					28,848,083
7.12%	Other assets, net of liabilities					2,211,605
100.00%	NET ASSETS					$31,059,688

*Non-income producing

-0.26%	OPTIONS WRITTEN

-0.26%	CALL OPTIONS

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Acacia Research Corp.	750	$312,000	$5.00	7/21/23	$(3,750.00)
American Tower Corp.	29	562,426	210.00	7/21/23	(1,160)
Alliance Resource Partners LP	60	110,940	20.00	7/21/23	(600)
Activision Blizzard, Inc.	50	421,510	89.00	7/7/23	(2,300)
Activision Blizzard, Inc.	30	252,900	90.00	7/21/23	(4,140)
Bioatla Inc.	200	60,000	5.00	7/21/23	(2,000)
Brookfield Infrastructure	75	273,750	40.00	7/21/23	(3,000)
Cytomx Therapeutics Inc.	300	51,600	2.50	7/21/23	(2,400)
Cytomx Therapeutics Inc.	147	25,284	2.50	8/18/23	(735)
Iron Mountain Inc.	80	454,560	57.50	7/21/23	(5,200)
Kinross Gold Corp.	125	59,625	5.50	7/14/23	(6,375)
Kinross Gold Corp.	75	35,775	5.00	8/4/23	(1,050)
Lithium Americas Corp.	125	252,625	22.50	6/30/23	(625)

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Lithium Americas Corp.	100	202,100	22.50	7/14/23	$(1,000)
	Altria Group, Inc.	18	81,540	48.00	6/30/23	(18)
	Altria Group, Inc.	50	226,500	46.46	7/21/23	(1,200)
	Altria Group, Inc.	50	226,500	46.00	7/28/23	(1,750)
	Mereo BioPharma Group PLC*	1,100	145,200	2.50	7/21/23	(5,500)
	Mereo BioPharma Group PLC*	1,250	165,000	2.50	8/18/23	(6,250)
	Newmont Goldcorp Corp.	30	127,980	47.00	7/28/23	(750)
	Newmont Goldcorp Corp.	20	85,320	46.00	8/4/23	(1,040)
	PetMed Express Inc.	469	646,751	15.00	8/18/23	(21,105)
	Pfizer Inc.	40	146,720	41.00	7/28/23	(80)
	Pioneer Natural Resources	15	310,770	230.00	6/30/23	(600)
	RCI Hospitality Holdings	42	319,158	85.00	7/21/23	(2,100)
	Rio Tinto PLC ADR	25	159,600	70.00	7/21/23	(325)
	Royalty Pharma PLC	5	15,370	35.00	7/21/23	(25)
	Silvercrest Metals Inc.	200	117,200	8.00	7/21/23	(1,000)
	Silicon Motion Technology	30	215,580	100.00	7/21/23	(330)
	Sitio Royalties Corp.	100	262,700	30.00	7/21/23	(500)
	The Williams Cos., Inc.	50	163,150	33.00	8/4/23	(3,150)
	Wheaton Precious Metals	25	108,050	50.00	6/30/23	(125)
	Wheaton Precious Metals	30	129,660	47.00	7/28/23	(675)
	Wheaton Precious Metals	20	86,440	47.00	8/4/23	(750)

-0.26%	TOTAL CALL OPTIONS WRITTEN					(81,608.00)

0.00%	PUT OPTIONS
	iShares Russell 2000 ETF	200	3,745,400	166	7/21/23	(2,200)
	iShares Russell 2000 ETF	200	3,745,400	168.00	7/21/23	(2,600)

	TOTAL PUT OPTIONS WRITTEN					(4,800)

-0.28%	TOTAL OPTIONS WRITTEN					$(86,408.00)

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$26,949,730	$—	$—	$26,949,730
Treasury Notes	$1,870,903			$1,870,903
Options Purchased	—	$27,450	—	$27,450
Total Investments	$28,820,633	$27,450	$—	$28,848,083
Options Written	$—	$(86,408)	$—	$(86,408)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2023

At June 30, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $31,024,521 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,043,486
Gross unrealized depreciation	(3,306,332)
Net unrealized appreciation	$(2,262,846)